UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period:  7/31/12

Item 1. Schedule of Investments.

Franklin Strategic Series
Statement of Investments, July 31, 2012 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants		Value
Common Stocks and Other Equity Interests 94.8%				
Biotechnology 76.1%				
[a]Ablynx NV, STRIP VVPR	Belgium	82,900	$	102
[a]Achillion Pharmaceuticals Inc.	United States	357,000		2,363,340
[a]Aegerion Pharmaceuticals Inc.	United States	342,400		5,197,632
[a]Alexion Pharmaceuticals Inc.	United States	268,500		28,152,225
[a]Alkermes PLC	United States	192,000		3,569,280
[a]Amarin Corp. PLC, ADR	United Kingdom	548,600		6,424,106
Amgen Inc.	United States	348,600		28,794,360
[a]Anacor Pharmaceuticals Inc.	United States	570,500		3,365,950
[a,b]Anthera Pharmaceuticals Inc.	United States	1,800,700		1,926,749
[a,c]AP Pharma Inc.	United States	10,893,203		7,625,242
[a,c]AP Pharma Inc., wts., 7/01/16	United States	11,143,769		2,897,380
[a]ARIAD Pharmaceuticals Inc.	United States	541,400		10,356,982
[a]ArQule Inc.	United States	647,409		3,916,824
[a]Biogen Idec Inc.	United States	237,261		34,599,772
[a]BioMarin Pharmaceutical Inc.	United States	132,356		5,200,267
[a,b]Biospecifics Technologies Corp.	United States	140,450		2,537,931
[a]Celgene Corp.	United States	430,900		29,499,414
[a,b]Celldex Therapeutics Inc.	United States	533,040		2,755,817
[a,b]ChemoCentryx Inc.	United States	257,608		3,732,740
[a,b]Curis Inc.	United States	525,100		2,541,484
[a]Cytokinetics Inc.	United States	597,700		414,804
[a]DUSA Pharmaceuticals Inc.	United States	393,550		2,152,718
[a]Dynavax Technologies Corp.	United States	683,100		2,636,766
[a,b]Gentium SpA, ADR	Italy	383,600		3,855,180
[a]Geron Corp.	United States	403,800		694,536
[a]Gilead Sciences Inc.	United States	763,100		41,459,223
Hyperion Therapeutics Inc.	United States	91,000		954,590
[a]Idenix Pharmaceuticals Inc.	United States	251,200		2,544,656
[a,b]Incyte Corp.	United States	397,500		9,933,525
[a]InterMune Inc.	United States	648,900		5,729,787
[a]Lexicon Pharmaceuticals Inc.	United States	1,711,000		4,140,620
[a]Medivation Inc.	United States	127,700		12,731,690
[a]Neurocrine Biosciences Inc.	United States	574,000		4,362,400
[a]NPS Pharmaceuticals Inc.	United States	283,500		2,185,785
[a]Onyx Pharmaceuticals Inc.	United States	289,400		21,696,318
[a]Orexigen Therapeutics Inc.	United States	351,100		1,730,923
[a]Pharmacyclics Inc.	United States	231,300		12,307,473
[a]Progenics Pharmaceuticals Inc.	United States	174,800		910,708
[a]Regeneron Pharmaceuticals Inc.	United States	81,909		11,029,047
[a,b]Seattle Genetics Inc.	United States	187,900		4,915,464
[a]Targacept Inc.	United States	482,886		2,086,068
[a,b]Threshold Pharmaceuticals Inc.	United States	174,800		1,213,112
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476		341,333
[a]Tranzyme Inc.	United States	654,050		2,616,200
[a]United Therapeutics Corp.	United States	148,700		8,145,786
[a,b]Verastem Inc.	United States	98,200		917,188
[a]Vertex Pharmaceuticals Inc.	United States	313,000		15,183,630
[a]YM Biosciences Inc.	Canada	742,300		1,509,537
				363,856,664
Health Care Equipment & Supplies 0.2%				
[a,b]ZELTIQ Aesthetics Inc.	United States	145,100		745,814
Life Sciences Tools & Services 3.0%				
[a]Illumina Inc.	United States	149,900		6,216,353
[a]Life Technologies Corp.	United States	184,700		8,104,636
				14,320,989
Pharmaceuticals 15.5%				
[a]Auxilium Pharmaceuticals Inc.	United States	337,200		9,084,168
[a]Elan Corp. PLC, ADR	Ireland	417,500		4,822,125
[a]Jazz Pharmaceuticals PLC	United States	204,800		9,844,736
[a,b]Nektar Therapeutics	United States	848,600		7,230,072

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2012 (unaudited) *(continued)*

[a]Nuvo Research Inc.	Canada	8,134,400	486,531
[a,d]Nuvo Research Inc., 144A	Canada	3,441,200	205,824
[a]Pacira Pharmaceuticals Inc.	United States	489,911	7,500,538
[a,b]Questcor Pharmaceuticals Inc.	United States	307,600	11,341,212
[a]Salix Pharmaceuticals Ltd.	United States	132,000	5,916,240
[a]SciClone Pharmaceuticals Inc.	United States	1,597,860	9,187,695
Shire PLC, ADR	United Kingdom	85,600	7,377,008
[a,b]Transcept Pharmaceuticals Inc.	United States	219,400	1,336,146
			74,332,295
Total Common Stocks and Other Equity Interests (Cost $368,289,532)			453,255,762
Preferred Stocks (Cost $5,065,937) 1.0%			
Biotechnology 1.0%			
[a,e]FibroGen Inc., pfd., E	United States	1,128,271	4,614,628
		Principal Amount	
Convertible Bonds (Cost $1,480,677) 0.0%			
Biotechnology 0.0%			
[e,f]ConjuChem Biotechnologies Inc., cvt., sub. note, 144A, 8.00%, 12/31/10	Canada	1,500,000 CAD	—
Total Investments before Short Term Investments (Cost $374,836,146)			457,870,390
		Shares	
Short Term Investments 11.1%			
Money Market Funds (Cost $13,616,574) 2.9%			
[a,g]Institutional Fiduciary Trust Money Market Portfolio	United States	13,616,574	13,616,574
Investments from Cash Collateral Received for Loaned Securities (Cost $39,291,375) 8.2%			
Money Market Funds 8.2%			
[h]BNY Mellon Overnight Government Fund, 0.159%	United States	39,291,375	39,291,375
Total Investments (Cost $427,744,095) 106.9%			510,778,339
Other Assets, less Liabilities (6.9)%			(32,923,968)
Net Assets 100.0%			$ 477,854,371

aNon-income producing.
bA portion or all of the security is on loan at July 31, 2012.
c See Note 6 regarding holdings of 5% voting securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July
31, 2012, the value of this security was $205,824, representing 0.04% of net assets.
eSee Note 5 regarding restricted securities.
fDefaulted security or security for which income has been deemed uncollectible.
9The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
hThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

CAD - Canadian Dollar
Selected Portfolio

ADR - American Depositary Receipt

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Strategic Series
Statement of Investments, July 31, 2012 (unaudited) *(continued)*

PepsiCo Inc.	507,800	36,932,294
		148,895,894
Health Care Equipment & Services 6.3%		
[a]Cerner Corp.	575,000	42,504,000
[a]DaVita Inc.	221,600	21,809,872
[a]Edwards Lifesciences Corp.	250,000	25,300,000
[a]Express Scripts Holding Co.	850,000	49,249,000
[a]IDEXX Laboratories Inc.	89,300	7,873,581
[a]Intuitive Surgical Inc.	83,000	39,964,500
McKesson Corp.	275,000	24,950,750
		211,651,703
Insurance 1.6%		
ACE Ltd.	362,000	26,607,000
Aflac Inc.	653,700	28,618,986
		55,225,986
Materials 4.8%		
Airgas Inc.	225,000	17,847,000
Ecolab Inc.	775,000	50,723,750
Goldcorp Inc. (Canada)	700,000	25,228,000
Praxair Inc.	650,000	67,444,000
		161,242,750
Media 3.6%		
[a]DIRECTV, A	800,000	39,728,000
[a]Discovery Communications Inc., C	1,000,000	46,620,000
The Walt Disney Co.	700,000	34,398,000
		120,746,000
Pharmaceuticals, Biotechnology & Life Sciences 8.2%		
Abbott Laboratories	775,000	51,390,250
Allergan Inc.	200,000	16,414,000
[a]Biogen Idec Inc.	238,000	34,707,540
[a]Celgene Corp.	240,000	16,430,400
Merck & Co. Inc.	1,000,000	44,170,000
Novo Nordisk AS, ADR (Denmark)	237,200	36,656,888
Perrigo Co.	90,000	10,261,800
[a]Waters Corp.	327,000	25,335,960
[a]Watson Pharmaceuticals Inc.	550,000	42,806,500
		278,173,338
Real Estate 1.5%		
American Tower Corp.	725,000	52,424,750
Retailing 4.8%		
[a]Amazon.com Inc.	120,000	27,996,000
Dick's Sporting Goods Inc.	610,000	29,963,200
[a]Dollar General Corp.	1,100,000	56,111,000
Guess? Inc.	450,000	13,545,000
[a]Priceline.com Inc.	29,000	19,190,460
Tractor Supply Co.	100,000	9,087,000
Ulta Salon Cosmetics & Fragrance Inc.	92,600	7,859,888
		163,752,548
Semiconductors & Semiconductor Equipment 2.7%		
Intel Corp.	1,000,000	25,700,000
Microchip Technology Inc.	1,000,000	33,380,000
Xilinx Inc.	1,000,000	32,400,000
		91,480,000
Software & Services 15.9%		
[a]Bottomline Technologies Inc.	550,000	10,444,500
[a]Check Point Software Technologies Ltd. (Israel)	361,400	17,553,198
[a]Citrix Systems Inc.	442,400	32,153,632
[a]Cognizant Technology Solutions Corp., A	425,000	24,127,250
[a]eBay Inc.	600,000	26,580,000
[a,b]Facebook Inc., A	600,000	13,026,000

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Strategic Series

Statement of Investments, July 31, 2012 (unaudited) *(continued)*

Phillips 66	United States	155,500	5,846,800
			19,393,520
Precious Metals & Minerals 1.0%			
[a]MAG Silver Corp.	Canada	350,000	3,216,867
[a]North American Palladium Ltd.	Canada	1,144,900	1,911,983
[a]Tahoe Resources Inc.	Canada	84,000	1,269,441
[a,c]Tahoe Resources Inc., 144A	Canada	233,000	3,521,188
			9,919,479
Specialty Chemicals 1.2%			
Celanese Corp., A	United States	190,300	7,256,139
LyondellBasell Industries NV, A	United States	129,000	5,744,370
			13,000,509
Steel 0.8%			
Cliffs Natural Resources Inc.	United States	144,000	5,888,160
[d]United States Steel Corp.	United States	130,000	2,684,500
			8,572,660
Total Common Stocks (Cost $931,847,161)			995,206,854
Preferred Stocks 1.4%			
Coal & Consumable Fuels 0.0%			
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—
Integrated Oil & Gas 0.8%			
Petroleo Brasileiro SA, ADR, pfd.	Brazil	455,000	8,658,650
Steel 0.6%			
Vale SA, ADR, pfd., A	Brazil	363,000	6,435,990
Total Preferred Stocks (Cost $19,165,838)			15,094,640
Total Investments before Short Term Investments (Cost $951,012,999)			1,010,301,494
Short Term Investments 3.5%			
Money Market Funds (Cost $34,825,176) 3.3%			
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	34,825,176	34,825,176
Investments from Cash Collateral Received for Loaned Securities (Cost $2,745,500) 0.2%			
Money Market Funds 0.2%			
[f]BNY Mellon Overnight Government Fund, 0.159%	United States	2,745,500	2,745,500
Total Investments (Cost $988,583,675) 99.4%			1,047,872,170
Other Assets, less Liabilities 0.6%			5,811,980
Net Assets 100.0%			$ 1,053,684,150

aNon-income producing.
bSee Note 5 regarding restricted securities.
C Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2012, the aggregate value of these securities was $14,150,270, representing 1.34% of net assets.
dA portion or all of the security is on loan at July 31, 2012.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
fThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Strategic Series
Statement of Investments, July 31, 2012 (unaudited)

Franklin Strategic Income Fund	Country	Shares		Value
Common Stocks 0.4%				
Automobiles & Components 0.0%				
[a,b]Cambridge Industries Liquidating Trust Interest	United States	516,372		$ —
Consumer Durables & Apparel 0.1%				
[a,c]Comfort Co. Inc.	United States	63,156		3,388,319
Consumer Services 0.1%				
[a,d,e]Turtle Bay Resort	United States	5,579,939		5,021,946
Media 0.2%				
[a]MGM Holdings Inc., A	United States	670,272		20,443,296
Total Common Stocks (Cost $26,113,841)				28,853,561
Preferred Stocks (Cost $3,845,000) 0.1%				
Diversified Financials 0.1%				
GMAC Capital Trust I, 8.125%, pfd.	United States	153,800		3,749,644
		Principal Amount		
Corporate Bonds 35.9%				
Automobiles & Components 0.7%				
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	7,000,000		5,600,000
Ford Motor Credit Co. LLC, senior note,				
6.625%, 8/15/17	United States	3,000,000		3,434,496
5.00%, 5/15/18	United States	4,000,000		4,274,716
8.125%, 1/15/20	United States	4,000,000		4,910,948
5.75%, 2/01/21	United States	8,000,000		8,774,104
5.875%, 8/02/21	United States	3,000,000		3,322,029
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	11,400,000		12,483,000
				42,799,293
Banks 1.4%				
[f]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	16,000,000		16,868,480
CIT Group Inc., senior note,				
5.375%, 5/15/20	United States	6,900,000		7,266,038
[f]144A, 7.00%, 5/02/17	United States	8,446,040		8,498,827
[f]144A, 6.625%, 4/01/18	United States	5,000,000		5,512,500
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	20,000,000		20,839,720
Regions Bank, sub. note, 7.50%, 5/15/18	United States	4,000,000		4,650,000
Regions Financial Corp., senior note,				
7.75%, 11/10/14	United States	11,000,000		12,127,500
5.75%, 6/15/15	United States	1,200,000		1,282,500
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	3,500,000	EUR	4,174,517
UBS AG Stamford, senior note, 5.875%, 12/20/17	United States	10,000,000		11,598,260
				92,818,342
Capital Goods 1.1%				
[f]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	16,000,000		13,638,000
Case New Holland Inc., senior note,				
7.75%, 9/01/13	United States	2,000,000		2,135,000
7.875%, 12/01/17	United States	8,300,000		9,773,250
The Manitowoc Co. Inc., senior note,				
9.50%, 2/15/18	United States	10,700,000		11,850,250
8.50%, 11/01/20	United States	5,000,000		5,475,000
Meritor Inc., senior note, 10.625%, 3/15/18	United States	12,000,000		12,555,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	14,000,000		15,505,000
				70,931,500
Commercial & Professional Services 0.3%				
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	16,000,000		17,040,000
[f]UR Financing Escrow Corp., senior note, 144A, 7.625%, 4/15/22	United States	2,000,000		2,132,500
				19,172,500
Consumer Durables & Apparel 0.7%				
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	13,000,000		14,755,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	9,600,000		10,272,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	8,000,000		8,740,000

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Strategic Series

Statement of Investments, July 31, 2012 (unaudited) *(continued)*

Total Investments (Cost $6,396,582,658) 99.6%		6,582,460,518
Other Assets, less Liabilities 0.4%		23,235,980
Net Assets 100.0%	$	6,605,696,498

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] See Note 5 regarding restricted securities.
[c] Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2012, the aggregate value of these securities was $8,994,727, representing 0.14% of net assets.
[d] See Note 7 regarding investment in FT Holdings Corporation II.
[e] At July 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[f] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2012, the aggregate value of these securities was $1,006,910,647, representing 15.24% of net assets.
[g] Perpetual security with no stated maturity date.
[h] The coupon rate shown represents the rate at period end.
[i] Defaulted security or security for which income has been deemed uncollectible.
[j] A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced (TBA) basis.
[k] Income may be received in additional securities and/or cash.
[l] The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[m] Principal amount is stated in 100 Mexican Peso Units.
[n] Principal amount of security is adjusted for inflation.
[o] Principal amount is stated in 1,000 Brazilian Real Units.
[p] Redemption price at maturity is adjusted for inflation.
[q] The security is traded on a discount basis with no stated coupon rate.
[r] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At July 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Buy	12,560,000	15,784,278	8/01/12	$ -	$ (330,265)
Euro	BZWS	Sell	12,560,000	17,800,032	8/01/12	2,346,020	-
Euro	DBAB	Sell	3,379,556	4,803,869	8/06/12	645,361	-
Euro	CITI	Sell	1,324,074	1,858,934	8/08/12	229,635	-
British Pound	DBAB	Sell	846,924	1,377,945	8/09/12	50,358	-
Euro	CITI	Sell	384,312	540,746	8/09/12	67,837	-
Chilean Peso	JPHQ	Buy	5,646,370,800	11,557,603	8/20/12	100,022	-
Euro	DBAB	Buy	482,639	643,599	8/20/12	-	(49,616)
Euro	DBAB	Sell	482,639	691,815	8/20/12	97,831	-
Japanese Yen	UBSW	Sell	101,506,000	1,330,703	8/20/12	31,141	-
Japanese Yen	JPHQ	Sell	50,440,000	659,821	8/20/12	14,047	-
Japanese Yen	DBAB	Sell	61,790,000	808,759	8/20/12	17,674	-
Japanese Yen	HSBC	Sell	208,867,000	2,740,723	8/20/12	66,640	-
Euro	BZWS	Buy	160,000	201,123	8/22/12	-	(4,207)
Euro	BZWS	Sell	5,663,000	8,115,079	8/22/12	1,145,462	-
Euro	UBSW	Sell	9,800,000	13,956,670	8/22/12	1,895,527	-
Japanese Yen	BZWS	Sell	50,333,000	661,145	8/22/12	16,728	-

Franklin Strategic Series

Statement of Investments, July 31, 2012 (unaudited) *(continued)*

Japanese Yen	MSCO	Sell	39,600,000	520,136		8/22/12	13,133	-
Japanese Yen	DBAB	Sell	50,397,000	661,908		8/22/12	16,671	-
Euro	BZWS	Sell	1,096,988	1,577,469		8/23/12	227,358	-
Japanese Yen	FBCO	Sell	99,826,000	1,311,946		8/23/12	33,852	-
Japanese Yen	CITI	Sell	100,563,000	1,323,894		8/23/12	36,364	-
Japanese Yen	DBAB	Sell	49,740,000	655,885		8/23/12	19,052	-
Singapore Dollar	DBAB	Buy	2,064,000	1,645,474		8/23/12	12,747	-
Euro	BZWS	Sell	1,838,243	2,637,143		8/24/12	374,710	-
Japanese Yen	JPHQ	Sell	100,349,000	1,315,449		8/24/12	30,644	-
Singapore Dollar	DBAB	Buy	2,070,000	1,645,992		8/24/12	17,048	-
Euro	BZWS	Sell	9,189,134	13,218,920		8/27/12	1,908,900	-
Euro	DBAB	Sell	3,348,908	4,826,278		8/27/12	704,431	-
Japanese Yen	BZWS	Sell	139,815,000	1,833,279		8/27/12	43,118	-
Japanese Yen	DBAB	Sell	1,803,257,000	23,729,564		8/27/12	641,052	-
Japanese Yen	UBSW	Sell	110,527,000	1,453,681		8/27/12	38,517	-
Japanese Yen	JPHQ	Sell	50,640,000	665,878		8/27/12	17,494	-
Japanese Yen	HSBC	Sell	158,794,000	2,083,227		8/27/12	50,063	-
Singapore Dollar	DBAB	Buy	2,577,000	2,054,451		8/27/12	15,913	-
United States Dollar	UBSW	Sell	20,000,000	13,902,212	EUR	8/27/12	2,889,108	-
Euro	DBAB	Sell	6,322,714	9,051,597		8/29/12	1,269,389	-
Euro	DBAB	Sell	6,910,000	9,929,670		8/30/12	1,424,507	-
Japanese Yen	BZWS	Sell	423,900,000	5,562,992		8/30/12	135,290	-
Euro	DBAB	Sell	50,769	73,427		8/31/12	10,937	-
Japanese Yen	JPHQ	Sell	49,853,000	653,339		8/31/12	15,003	-
Singapore Dollar	DBAB	Buy	1,290,500	1,026,814		8/31/12	9,975	-
Indian Rupee	DBAB	Buy	81,531,000	1,426,839		9/04/12	29,457	-
Indian Rupee	HSBC	Buy	94,216,000	1,635,907		9/04/12	46,966	-
Indian Rupee	DBAB	Buy	60,055,000	1,060,827		9/07/12	11,247	-
Euro	BZWS	Sell	1,131,025	1,588,072		9/10/12	195,759	-
Indian Rupee	HSBC	Buy	16,031,000	283,404		9/10/12	2,608	-
Indian Rupee	DBAB	Buy	16,259,000	289,332		9/11/12	693	-
Euro	BZWS	Sell	1,107,838	1,548,758		9/12/12	184,954	-
Indian Rupee	HSBC	Buy	40,470,000	719,294		9/13/12	2,324	-
Euro	BZWS	Sell	3,163,096	4,326,562		9/14/12	432,536	-
Euro	UBSW	Sell	2,950,776	4,044,629		9/17/12	411,849	-
Indian Rupee	DBAB	Buy	40,697,000	715,942		9/18/12	9,026	-
Euro	BZWS	Sell	742,104	1,028,705		9/19/12	115,057	-
Singapore Dollar	JPHQ	Buy	5,298,000	4,183,182		9/19/12	73,357	-
Indian Rupee	DBAB	Buy	37,071,000	654,745		9/20/12	5,376	-
Euro	BZWS	Sell	1,894,260	2,577,179		9/24/12	244,899	-
Euro	DBAB	Sell	835,443	1,124,590		10/04/12	95,825	-
Philippine Peso	DBAB	Buy	63,030,000	1,447,302		10/04/12	59,932	-
Philippine Peso	HSBC	Buy	50,559,000	1,146,957		10/04/12	62,058	-
Euro	UBSW	Sell	8,180,000	10,900,055		10/05/12	827,050	-
Philippine Peso	DBAB	Buy	75,358,000	1,730,379		10/05/12	71,647	-
Philippine Peso	HSBC	Buy	75,377,000	1,699,173		10/05/12	103,307	-
Philippine Peso	DBAB	Buy	61,862,000	1,421,298		10/09/12	57,976	-
Philippine Peso	JPHQ	Buy	19,908,000	456,396		10/09/12	19,654	-
Euro	BZWS	Sell	8,197,000	10,870,615		10/11/12	775,808	-
Philippine Peso	DBAB	Buy	49,502,000	1,137,193		10/11/12	46,513	-

Franklin Strategic Series
Statement of Investments, July 31, 2012 (unaudited) *(continued)*

Euro	DBAB	Sell	7,289,000	9,359,805	1/14/13	370,093	-
Euro	JPHQ	Sell	3,605,906	4,599,153	1/14/13	151,896	-
Japanese Yen	BZWS	Sell	1,289,890,000	16,873,438	1/15/13	325,698	-
Euro	DBAB	Sell	947,813	1,238,412	1/17/13	69,395	-
Euro	DBAB	Sell	467,446	597,476	1/22/13	20,890	-
Euro	BZWS	Sell	7,281,540	9,291,245	1/22/13	309,611	-
Japanese Yen	DBAB	Sell	1,804,920,000	23,624,607	1/22/13	467,161	-
Euro	DBAB	Sell	1,861,042	2,414,702	1/24/13	119,072	-
Euro	BZWS	Sell	2,962,111	3,862,445	1/28/13	208,402	-
Euro	DBAB	Sell	18,483,772	24,034,979	1/28/13	1,233,507	-
Euro	DBAB	Sell	19,046,862	25,088,526	1/30/13	1,591,760	-
Euro	DBAB	Sell	7,579,934	9,959,275	1/31/13	608,314	-
Euro	MSCO	Sell	2,920,000	3,837,318	1/31/13	235,069	-
Indian Rupee	JPHQ	Buy	337,540,000	6,407,365	1/31/13	-	(533,557)
Chilean Peso	DBAB	Buy	2,030,000,000	4,015,667	2/07/13	83,775	-
Chilean Peso	JPHQ	Buy	1,352,200,000	2,683,469	2/08/13	46,913	-
Indian Rupee	HSBC	Buy	513,580,000	10,088,197	2/08/13	-	(1,161,157)
Chilean Peso	BZWS	Buy	4,164,400,000	8,284,066	2/11/13	122,070	-
Euro	UBSW	Sell	6,497,000	8,645,753	2/13/13	629,263	-
Euro	DBAB	Sell	3,967,734	5,242,171	2/14/13	346,410	-
Japanese Yen	DBAB	Sell	413,700,000	5,357,004	2/15/13	47,245	-
Euro	DBAB	Sell	11,080,000	14,713,132	2/25/13	1,039,449	-
Singapore Dollar	DBAB	Buy	1,290,500	1,029,189	2/28/13	8,977	-
Euro	UBSW	Sell	7,337,000	9,887,341	3/01/13	832,329	-
Japanese Yen	HSBC	Sell	286,000,000	3,576,900	3/01/13	-	(94,622)
Japanese Yen	JPHQ	Sell	286,100,000	3,580,726	3/01/13	-	(92,080)
Euro	DBAB	Sell	32,889,819	44,000,000	3/04/13	3,407,050	-
Japanese Yen	DBAB	Sell	402,800,000	5,000,000	3/04/13	-	(171,173)
Japanese Yen	UBSW	Sell	319,100,000	3,981,409	3/04/13	-	(115,218)
Euro	DBAB	Sell	5,700,000	7,460,730	3/18/13	424,326	-
Singapore Dollar	DBAB	Buy	3,699,000	2,921,109	3/19/13	55,016	-
Singapore Dollar	HSBC	Buy	4,228,000	3,345,731	3/19/13	56,015	-
Singapore Dollar	DBAB	Buy	3,982,600	3,175,411	3/21/13	28,937	-
Singapore Dollar	HSBC	Buy	3,182,000	2,536,671	3/21/13	23,525	-
Euro	DBAB	Sell	4,664,548	6,163,267	3/26/13	404,427	-
Euro	DBAB	Sell	1,426,335	1,906,154	3/28/13	145,154	-
Euro	DBAB	Sell	39,617,516	52,632,005	4/02/13	3,715,419	-
Euro	DBAB	Sell	556,141	743,671	4/03/13	56,983	-
Indian Rupee	HSBC	Buy	810,750,000	15,000,000	4/03/13	-	(1,015,122)
Euro	BZWS	Sell	667,313	890,696	4/05/13	66,715	-
British Pound	DBAB	Sell	2,945,860	4,650,040	4/11/13	31,636	-
Euro	DBAB	Sell	7,677,703	10,093,989	4/11/13	612,949	-
Indian Rupee	DBAB	Buy	59,919,000	1,103,145	4/12/13	-	(70,897)
Chilean Peso	MSCO	Buy	464,940,000	916,589	4/15/13	15,681	-
Indian Rupee	DBAB	Buy	128,487,000	2,349,498	4/15/13	-	(136,939)
Euro	HSBC	Sell	711,759	941,675	4/16/13	62,675	-
Indian Rupee	JPHQ	Buy	86,303,000	1,582,902	4/16/13	-	(96,966)
Indian Rupee	JPHQ	Buy	84,715,000	1,548,466	4/18/13	-	(90,282)
Chilean Peso	MSCO	Buy	416,590,000	822,001	4/19/13	12,968	-
Euro	BZWS	Sell	657,799	865,137	4/19/13	52,742	-

Franklin Strategic Series
Statement of Investments, July 31, 2012 (unaudited) *(continued)*

At July 31, 2012, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
CDX.NA.HY.18	BZWS	31,680,000	5.00%	6/20/17	$(740,168)	$ -	$(242,890)	$(983,058)	Non Investment Grade
CDX.NA.HY.18	FBCO	23,000,000	5.00%	6/20/17	(531,995)	-	$(174,577)	(706,572)	Non Investment Grade
Unrealized appreciation (depreciation)							$(417,467)		
Net unrealized appreciation (depreciation)							$(417,467)		

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
BZWS	$ (11,700,000)
FBCO	730,000
Total collateral	$(10,970,000)

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

Abbreviations

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - New Israeli Shekel

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of eight funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instnunents (derivatives) trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instnunents. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instnunents for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instnunents and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing servIces.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Strategic Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Strategic Income Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Umestricted cash may be invested according to the fund's investment objectives.

The Franklin Strategic Income Fund entered into OTC credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an umealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Umestricted cash may be invested according to the fund's investment objectives.

4. INCOME TAXES

At July 31, 2012, the cost of investments and net umealized appreciation (depreciation) for income tax purposes were as follows:

5. RESTRICTED SECURITIES

At July 31, 2012, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the three months ended July 31, 2012, were as shown below.

The Franklin Strategic Income Fund invests in certain securities through its investment in FT Subsidiary, a Delaware Corporation and a wholly-owned subsidiary of the fund. The FT Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At July 31,2012, all FT SulJsi(limy IIlVestnlents the fund's Staltem.ent

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Gold	$ 64,127,094	$ -	$ 1,122,006	$ 65,249,100
Other Equity Investments[b]	945,052,394	-	-[c]	945,052,394
Short Term Investments	34,825,176	2,745,500	-	37,570,676
Total Investments in Securities	$ 1,044,004,664	$ 2,745,500	$ 1,122,006	$ 1,047,872,170

Franklin Small Cap Growth Fund

Assets:				
Investments in Securities:				
Equity Investments[b]	$ 322,820,391	$ -	$ -	$ 322,820,391
Short Term Investments	24,801,042	27,983,500	-	52,784,542
Total Investments in Securities	$ 347,621,433	$ 27,983,500	$ -	$ 375,604,933

Franklin Small-Mid Cap Growth Fund

Assets:				
Investments in Securities:				
Equity Investments:				
Health Care	$ 401,064,400	$ -	$ 1,614,784	$ 402,679,184
Other Equity Investments[b]	2,829,511,596	-	-	2,829,511,596
Short Term Investments	105,554,870	59,230,645	-	164,785,515
Total Investments in Securities	$ 3,336,130,866	$ 59,230,645	$ 1,614,784	$ 3,396,976,295

Franklin Strategic Income Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Durables & Apparel	$ -	$ -	$ 3,388,319	$ 3,388,319
Consumer Services	-	5,021,946	-	5,021,946
Media	-	20,443,296	-	20,443,296
Other Equity Investments[b]	3,749,644	-	-[c]	3,749,644
Corporate Bonds	-	2,373,612,416	-	2,373,612,416
Senior Floating Rate Interests	-	1,106,487,866	5,606,408	1,112,094,274
Foreign Government and Agency Securities	-	1,463,759,481	-	1,463,759,481
U.S. Government and Agency Securities	-	143,948,111	-	143,948,111
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	182,624,080	-	182,624,080
Mortgage-Backed Securities	-	328,178,981	-	328,178,981
Municipal Bonds	-	217,071,694	-	217,071,694
Short Term Investments	488,082,149	240,486,127	-	728,568,276
Total Investments in Securities	$ 491,831,793	$ 6,081,633,998	$ 8,994,727	$ 6,582,460,518
Forward Exchange Contracts	$ -	$ 62,615,922	$ -	$ 62,615,922
Liabilities:				
Forward Exchange Contracts	-	5,647,212	-	5,647,212
Swaps	-	417,467	-	417,467

[a]Includes common and preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statement of Investments.

[c]Includes securities determined to have no value at July 31, 2012.

A reconciliation of assets in which Level 3 inputs are used in determining a fund's fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliation of assets for the three months ended July 31, 2012, are as follows:

The significant unobservable inputs used in the fair value measurement of the fund's investment in a biotechnology company are free cash flow and the cost of equity capital. A significant and reasonable increase (decrease) of free cash flow would result in a significant higher (lower) fair value measurement. A significant and reasonable increase (decrease) in the cost of equity capital would result in a significant lower (higher) fair value measurement. The differences in fair value measurements caused by significant and reasonable changes in any of these inputs is expected to materially impact the net assets of the fund.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2012

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2012